Interim Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 308,927	$ 367,901
Short-term investments	104	411
Accounts receivable (note 2)	18,718	30,793
Loans to affiliate (note 2)	36,100	62,414
Prepaid expenses and other	42,805	37,252
Gross investment in lease (note 3)	26,609	0
Vessels held for sale (note 4)	11,039	0
Fair value of financial instruments (note 16)	0	11,338
Total current assets	444,302	510,109
Vessels (note 4)	4,570,333	4,883,849
Deferred charges (note 5)	62,603	68,099
Gross investment in lease (note 3)	521,031	0
Goodwill	75,321	75,321
Other assets	139,829	120,451
Total assets	5,813,419	5,657,829
Current liabilities:
Accounts payable and accrued liabilities	57,661	62,157
Current portion of deferred revenue (note 6)	48,561	28,179
Current portion of long-term debt (note 7)	203,164	314,817
Current portion of long-term obligations under capital lease (note 8)	40,323	27,824
Current portion of other long-term liabilities (note 9)	23,638	21,115
Fair value of financial instruments (note 16)	0	30,752
Total current liabilities	373,347	484,844
Deferred revenue (note 6)	248,707	1,528
Long-term debt (note 7)	2,360,069	2,569,697
Long-term obligations under capital lease (note 8)	564,664	459,395
Other long-term liabilities (note 9)	206,272	195,104
Fair value of financial instruments (note 16)	193,294	200,012
Share capital (note 10):
Common and preferred shares	1,566	1,385
Treasury shares	(377)	(367)
Additional paid in capital	2,697,915	2,580,274
Deficit	(807,970)	(807,496)
Accumulated other comprehensive loss	(24,068)	(26,547)
Total shareholders' equity	1,867,066	1,747,249
Total liabilities and shareholders' equity	5,813,419	5,657,829
Commitments and contingencies (note 13)	0	0
Subsequent events (note 16)	$ 0	$ 0